Business Combinations	12 Months Ended
Mar. 31, 2011
Business Combinations
Business Combinations

23.    Business Combinations:

Dimension Data Holdings plc—

On October 25, 2010, NTT completed its acquisition of 96.6% of the ordinary shares of Dimension Data Holdings plc, an English public limited company based in the Republic of South Africa whose shares were traded on the London Stock Exchange and the Johannesburg Stock Exchange, by means of a recommended cash offer at ¥260,571 million. On December 13, 2010, Dimension Data become a wholly-owned subsidiary after NTT acquired the remaining 3.4% of the ordinary shares for ¥9,421 million.

This acquisition is expected to increase NTT's competitiveness by integrating NTT's strength in providing managed network services and data centers with Dimension Data's strength in offering development, operation and maintenance of IT infrastructure.

Acquisition-related costs totaling ¥2,031 million are included in "Selling, general and administrative expenses" in the consolidated statements of income for the year ended March 31, 2011. The business combination of Dimension Data was accounted for by applying the acquisition method. The following table summarizes the amounts of the assets acquired and liabilities assumed at the acquisition date, as well as the fair value at the acquisition date of the noncontrolling interest in Dimension Data.

Millions of yen
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	¥48,623
Notes and accounts receivable, trade	82,566
Current assets (other)	47,905
Property, plant and equipment	30,090
Other intangibles	108,705
Other assets	18,047

Total assets acquired	335,936

Accounts payable, trade	48,321
Current liabilities (other)	107,733
Long-term liabilities	49,868

Total liabilities assumed	205,922

Total net assets acquired	130,014

Noncontrolling interest in Dimension Data	(20,931)
Goodwill	151,488

Acquisition cost	260,571

Amortizable intangible assets acquired of ¥85,521 million consist of customer-related assets having a weighted average useful life of eleven years. Non-amortizable intangible assets acquired of ¥23,170 million consist of trademarks for which useful lives cannot be determined.

Operating revenues and operating income (loss) of Dimension Data and its subsidiaries included in the consolidated statements of operations for the fiscal year ended March 31, 2011 were ¥78,461 million and ¥(813) million, respectively, including the amortization expense for intangible assets and other items of ¥3,011 million noted above. The results of operations of Dimension Data and its subsidiaries are consolidated with the NTT Group on a three months lag period. Therefore, the results of operations of Dimension Data and its subsidiaries for the period from the acquisition date to December 31, 2010 are included in the consolidated statement of income for the fiscal year ended March 31, 2011.

Operating revenues, Operating income, Net income attributable to NTT and Earnings per share for the fiscal years ended March 31, 2010 and 2011, on an unaudited pro forma basis as though Dimension Data and its subsidiaries had been consolidated as of April 1, 2009, were as follows:

	2010	2011
	Millions of yen
Operating revenues	¥10,561,799	¥10,670,714
Operating income	1,121,978	1,225,016
Net income attributable to NTT	493,866	514,881
Earnings per share (Yen)	373.22	389.13

Keane International Inc—

On December 31, 2010, NTT DATA completed its business combination with Keane International Inc. ("Keane International"), a U.S. based company, for total cash consideration of ¥95,342 million, and Keane International became a wholly owned subsidiary. This acquisition is expected to enable NTT DATA to provide fully integrated IT services in the U.S. in addition to the strong global SAP service capabilities it has built to date. This business combination has been accounted for by applying the acquisition method. The fair values of the assets acquired and liabilities assumed, as well as the resulting goodwill recognized as of the acquisition date were ¥74,786 million, ¥60,843 million and ¥81,399 million, respectively. Certain required disclosures such as pro forma information are not provided due to the immateriality of this business combination.